Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We typically grant our annual equity awards following the Compensation and Personnel Committee's fourth quarter meeting (held in the first quarter of the following fiscal year). We do not currently grant stock options or similar stock appreciation rights as part of our equity compensation program. Accordingly, during fiscal year ended December 31, 2025, (i) none of our NEOs were awarded stock options with an effective date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports, and (ii) we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. If stock options are granted in the future, the Company would aim to avoid granting such options in anticipation of releasing material nonpublic information that is likely to result in changes to the price of our common stock.
Award Timing Method	we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not currently grant stock options or similar stock appreciation rights as part of our equity compensation program.
MNPI Disclosure Timed for Compensation Value	false